Income taxes	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
EUDA Health Limited [Member]
Income taxes

Note 16 – Income taxes

British Virgin Islands

KRHL and SGGL are incorporated in the British Virgin Islands and are not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Vietnam

The Company’s subsidiary operating in Vietnam is subject to the Vietnam Income Tax at a standard income tax rate of 20%.

Malaysia

The Company’s subsidiary operating in Malaysia is governed by the income tax laws of Malaysia and the income tax provision in respect of operations in Malaysia is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Income Tax Act of Malaysia, enterprises that incorporated in Malaysia are usually subject to a unified 24% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis.

Singapore

The Company’s subsidiaries incorporated in Singapore and is subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first $7,415 (SGD 10,000) taxable income and 50% of the next $140,887 (SGD 190,000) taxable income are exempted from income tax.

The provision for income taxes consisted of the following:

	For the Six Months Ended June 30, 2022	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
	(Unaudited)	(Unaudited)
Current	$107,903	$66,608	$75,821	$79,752
Deferred	(9,950)	(13,957)	(27,680)	(32,275)
Provision for income taxes	$97,953	$52,651	$48,141	$47,477

EUDA HEALTH LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the Six Months Ended June 30, 2022	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
	(Unaudited)	(Unaudited)
Singapore statutory income tax rate	17.0%	17.0%	17.0%	17.0%
Tax rate difference outside Singapore (1)	0.0%	0.0%	0.1%	0.9%
Taxable income below exemption threshold	2.3%	(0.9)%	(2.4)%	(12.4)%
Change in valuation allowance	(10.2)%	13.7%	29.8%	58.4%
Permanent difference (2)	(15.5)%	(26.0)%	(39.4)%	(44.6)%
Effective tax rate	(6.4)%	3.8%	5.1%	19.3%

(1)	It is due to tax rate difference of the entities incorporated in Vietnam, Malaysia and British Virgin Islands.
(2)	Permanent difference mainly consisted of income such as offshore investment income and Covid-19 related government grant which is non-taxable under local tax laws.

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	June 30,	December 31,	December 31,
	2022	2021	2020
	(Unaudited)
Deferred Tax Assets/Liabilities
Net operating loss carryforwards	$943,314	$812,715	$548,937
Allowance for doubtful account	11,941	13,736	6,443
Less: valuation allowance	(955,255)	(826,451)	(555,380)
Deferred tax assets, net	$-	$-	$-
Deferred tax liabilities:
Customer relationship	$38,080	$49,294	$78,419
Deferred tax liabilities, net	$38,080	$49,294	$78,419

As of June 30, 2022, December 31, 2021 and 2020, the Company had net operating losses carry forward (including temporary taxable difference of bad debt expense) of approximately $5.5 million (Unaudited), $4.8 million, and $3.2 million, respectively, from the Company’s Singapore subsidiaries. The net operating losses from the Singapore subsidiaries can be carried forward indefinitely. Due to the limited operating history of certain Singapore subsidiaries, the Company is uncertain when these net operating losses can be utilized. As a result, the Company provided a 100% allowance on deferred tax assets on net operating losses (including temporary taxable difference of bad debt expense) of approximately $0.9 million (Unaudited), $0.8 million and $0.5 million related to Singapore subsidiaries as of June 30, 2022, December 31, 2021 and 2020, respectively.

As of June 30, 2022, December 31, 2021 and 2020, the Company had net operating losses carry forward of approximately $20,000 (Unaudited), $19,000, and $37,000, respectively, from the Company’s Vietnam subsidiary. The net operating losses from the Vietnam subsidiary can be carried forward for five years and expiring from the year 2025 to 2027. Due to the Vietnam subsidiary have been operating at losses and the Company believes it is more likely than not that its Vietnam operations will be unable to fully utilize its deferred tax assets related to the net operating losses in the foreseeable future. As a result, the Company provided a 100% allowance on deferred tax assets on net operating losses of approximately $4,000 (Unaudited), $4,000 and $7,000 related to its Vietnam subsidiary as of June 30, 2022, December 31, 2021 and 2020, respectively.

As of June 30, 2022, the Company had net operating losses carry forward of approximately $7,000 (Unaudited) from the Company’s Malaysia subsidiary. The net operating losses from the Malaysia subsidiary can be carried forward for seven years. Due to the Malaysia subsidiary have been operating at losses and the Company believes it is more likely than not that its Malaysia operations will be unable to fully utilize its deferred tax assets related to the net operating losses in the foreseeable future. As a result, the Company provided a 100% allowance on deferred tax assets on net operating losses of approximately $2,000 (Unaudited) related to its Malaysia subsidiary as of June 30, 2022.

EUDA HEALTH LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of June 30, 2022 (Unaudited), December 31, 2021 and 2020, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur interest and penalties tax for the six months ended June 30, 2022 and 2021 (Unaudited). Meanwhile, the Company did not incur interest and penalties tax for the years ended December 31, 2021 and 2020.

Taxes payable consist of the following:

	June 30, 2022	December 31, 2021	December 31, 2020
	(Unaudited)
GST taxes payable	$162,107	$225,095	$124,780
Income taxes payable	116,418	82,248	79,730
Totals	$278,525	$307,343	$204,510

Note 15 – Income taxes

British Virgin Islands

KRHL and SGGL are incorporated in the British Virgin Islands and are not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Vietnam

The Company’s subsidiary operating in Vietnam is subject to the Vietnam Income Tax at a standard income tax rate of 20%.

Malaysia

The Company’s subsidiary operating in Malaysia is governed by the income tax laws of Malaysia and the income tax provision in respect of operations in Malaysia is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Income Tax Act of Malaysia, enterprises that incorporated in Malaysia are usually subject to a unified 24% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis.

Singapore

The Company’s subsidiaries incorporated in Singapore and is subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first $7,415 (SGD 10,000) taxable income and 50% of the next $140,887 (SGD 190,000) taxable income are exempted from income tax.

The provision for income taxes consisted of the following:

	For the Nine Months Ended September 30, 2022	For the Nine Months Ended September 30, 2021
	(Unaudited)	(Unaudited)
Current	$89,333	$70,685
Deferred	(14,808)	(20,831)
Provision for income taxes	$74,525	$49,854

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	September 30, 2022	December 31, 2021
	(Unaudited)
Deferred Tax Assets/Liabilities
Net operating loss carryforwards	$926,789	$812,715
Allowance for doubtful account	14,961	13,736
Less: valuation allowance	(941,750)	(826,451)
Deferred tax assets, net	$-	$-
Deferred tax liabilities:
Customer relationship	$32,121	$49,294
Deferred tax liabilities, net	$32,121	$49,294

As of September 30, 2022 and December 31, 2021, the Company had net operating losses carry forward (including temporary taxable difference of bad debt expense) of approximately $5.4 million (Unaudited) and $4.8 million, respectively, from the Company’s Singapore subsidiaries. The net operating losses from the Singapore subsidiaries can be carried forward indefinitely. Due to the limited operating history of certain Singapore subsidiaries, the Company is uncertain when these net operating losses can be utilized. As a result, the Company provided a 100% allowance on deferred tax assets on net operating losses (including temporary taxable difference of bad debt expense) of approximately $0.9 million (Unaudited) and $0.8 million related to Singapore subsidiaries as of September 30, 2022 and December 31, 2021, respectively.

As of September 30, 2022 and December 31, 2021, the Company had net operating losses carry forward of approximately $21,000 (Unaudited) and $19,000, respectively, from the Company’s Vietnam subsidiary. The net operating losses from the Vietnam subsidiary can be carried forward for five years and expiring from the year 2025 to 2027. Due to the Vietnam subsidiary have been operating at losses and the Company believes it is more likely than not that its Vietnam operations will be unable to fully utilize its deferred tax assets related to the net operating losses in the foreseeable future. As a result, the Company provided a 100% allowance on deferred tax assets on net operating losses of approximately $4,000 (Unaudited) and $4,000 related to its Vietnam subsidiary as of September 30, 2022 and December 31, 2021, respectively.

As of September 30, 2022, the Company had net operating losses carry forward of approximately $15,000 (Unaudited) from the Company’s Malaysia subsidiary. The net operating losses from the Malaysia subsidiary can be carried forward for seven years. Due to the Malaysia subsidiary have been operating at losses and the Company believes it is more likely than not that its Malaysia operations will be unable to fully utilize its deferred tax assets related to the net operating losses in the foreseeable future. As a result, the Company provided a 100% allowance on deferred tax assets on net operating losses of approximately $4,000 (Unaudited) related to its Malaysia subsidiary as of September 30, 2022.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of September 30, 2022 (Unaudited) and December 31, 2021, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur interest and penalties tax for the nine months ended September 30, 2022 and 2021 (Unaudited).

Taxes payable consist of the following:

	September 30, 2022	December 31, 2021
	(Unaudited)
GST taxes payable	$87,797	$225,095
Income taxes payable	41,086	82,248
Totals	$128,883	$307,343